SUBSEQUENT EVENTS (Details) - Shengdu ¥ in Millions				1 Months Ended	3 Months Ended
	Apr. 14, 2022 CNY (¥)	Mar. 31, 2022 shares	Jul. 04, 2021 CNY (¥) D	Jan. 31, 2022 CNY (¥)	Apr. 14, 2022 CNY (¥)
Subsequent Event [Line Items]
Percentage of ownership interest acquired			49.00%
Number of consecutive trading days | D			30
Maximum
Subsequent Event [Line Items]
Total Cash consideration			¥ 3,920
Restricted Class A Ordinary Shares
Subsequent Event [Line Items]
Percentage of ownership interest acquired			51.00%
Total Cash consideration			¥ 4,080
Subsequent Event
Subsequent Event [Line Items]
Percentage of ownership interest acquired				43.00%
Total Cash consideration				¥ 3,440	¥ 3,920
Investment paid	¥ 980			¥ 2,820
Subsequent Event | Shengdu's existing shareholders | Restricted Class A Ordinary Shares
Subsequent Event [Line Items]
Percentage of ownership interest acquired		51.00%
Number of shares issuable in consideration | shares		44,315,854
Restricted period		3 years